Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Millions	MXN ($)	USD ($)	Capital stock [member] MXN ($)	Legal reserve [member] MXN ($)	Retained earnings [member] MXN ($)	Effect of derivative financial instruments acquired for hedging purposes [member] MXN ($)	Reserve of gains and losses from investments in equity instruments [member] MXN ($)	Re-measurements of defined benefit plans [member] MXN ($)	Cumulative translation adjustment [member] MXN ($)	Total equity attributable to equity holders of the parent [member] MXN ($)	Non- controlling interests [member] MXN ($)
Beginning balance at Dec. 31, 2015	$ 160,854,186				$ 171,972,999		$ 4,011	$ (82,844,947)	$ (73,490,197)	$ 112,277,995	$ 48,576,191
Net profit for the year	12,078,739				8,649,427					8,649,427	3,429,312
Effect of fair value of derivatives, net of deferred taxes	49,129					$ 48,496				48,496	633
Unrealized gain or loss on equity investments at fair value, net of deferred taxes	(6,673,731)						(6,673,731)			(6,673,731)
Remeasurement of defined benefit plan, net of deferred taxes	14,773,399							14,771,770		14,771,770	1,629
Effect of translation of foreign entities	107,498,708								104,178,880	104,178,880	3,319,828
Total comprehensive income (loss) for the year	127,726,244				8,649,427	48,496	(6,673,731)	14,771,770	104,178,880	120,974,842	6,751,402
Dividends declared	(18,991,635)				(18,339,294)					(18,339,294)	(652,341)
Stock dividend (Note 19)	4,607,786		$ 1,512		4,606,274					4,607,786
Repurchase of shares	(7,215,872)		(2,475)		(7,213,397)					(7,215,872)
Partial sale of shares of Telekom Austria (Note 12)	6,323,336							68,127	(1,139,192)	(1,071,065)	7,394,401
Other acquisitions of non-controlling interests (Note 12)	(2,280,278)				(2,319,149)					(2,319,149)	38,871
Ending balance at Dec. 31, 2016	271,023,767		96,337,514	$ 358,440	157,356,860	(12,292)	(6,669,720)	(68,005,050)	29,549,491	208,915,243	62,108,524
Net profit for the year	32,155,333				29,325,921					29,325,921	2,829,412
Effect of fair value of derivatives, net of deferred taxes	12,292					12,292				12,292
Unrealized gain or loss on equity investments at fair value, net of deferred taxes	622,424						622,424			622,424
Remeasurement of defined benefit plan, net of deferred taxes	(7,046,089)							(7,075,606)		(7,075,606)	29,517
Effect of translation of foreign entities	(18,309,877)								(21,683,333)	(21,683,333)	3,373,456
Total comprehensive income (loss) for the year	7,434,083				29,325,921	$ 12,292	622,424	(7,075,606)	(21,683,333)	1,201,698	6,232,385
Dividends declared	(21,663,578)				(19,815,470)					(19,815,470)	(1,848,108)
Stock dividend (Note 19)	4,904,082		1,264		4,902,818					4,904,082
Repurchase of shares	(1,040,956)		(270)		(1,040,686)					(1,040,956)
Other acquisitions of non-controlling interests (Note 12)	(23,881)				(285)					(285)	(23,596)
Ending balance (Effect of adoption of new accounting standards [member]) at Dec. 31, 2017	20,116,789				19,598,349					19,598,349	518,440
Ending balance (Restated balance [member]) at Dec. 31, 2017	280,750,306		96,338,508	358,440	190,327,507		(6,047,296)	(75,080,656)	7,866,158	213,762,661	66,987,645
Ending balance at Dec. 31, 2017	260,633,517		96,338,508	$ 358,440	170,729,158		(6,047,296)	(75,080,656)	7,866,158	194,164,312	66,469,205
Net profit for the year	54,516,823				52,566,197					52,566,197	1,950,626
Unrealized gain or loss on equity investments at fair value, net of deferred taxes	(3,765,688)	$ (191)					(3,765,688)			(3,765,688)
Remeasurement of defined benefit plan, net of deferred taxes	757,278	38						652,722		652,722	104,556
Effect of translation of foreign entities	(64,314,032)								(61,223,458)	(61,223,458)	(3,090,574)
Total comprehensive income (loss) for the year	(12,805,619)	(651)			52,566,197		(3,765,688)	652,722	(61,223,458)	(11,770,227)	(1,035,392)
Dividends declared	(22,984,982)				(21,134,520)					(21,134,520)	(1,850,462)
Hyperinflation adjustment (Note 2i)	15,826,934				15,826,934					15,826,934
Repurchase of shares	(518,763)		$ (130)		(518,633)					(518,763)
Redemption of hybrid bond (Note 19)	(13,440,120)	(683)									(13,440,120)
Other acquisitions of non-controlling interests (Note 12)	(955,334)				$ (170,440)					(170,440)	(784,894)
Ending balance at Dec. 31, 2018	$ 245,872,422	$ 12,492					$ (9,812,984)	$ (74,427,934)	$ (53,357,300)	$ 195,995,645	$ 49,876,777